UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

ITEM 1.              SCHEDULE OF INVESTMENTS.

LMP CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2010

Schedule of investments (unaudited)

December 31, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED SENIOR LOANS (a) — 93.3%
Aerospace/Defense — 1.1%
Transdigm Inc., Term Loan B	5.000%	12/6/16	$ 1,153,321	$ 1,166,657
Triumph Group Inc., Term Loan B	4.500%	6/16/16	855,611	861,386
Total Aerospace/Defense				2,028,043
Automotive — 2.4%
Kar Holdings, Term Loan B	3.020%	10/18/13	1,354,543	1,349,124
Keystone Automotive Industries Inc., Term Loan B	3.761% - 5.750%	1/12/12	508,597	464,095
Metaldyne Company LLC, Term Loan B	7.750%	10/28/16	762,028	775,364
Remy International Inc., Term Loan B	6.250%	12/16/16	309,733	312,637
Tire Rack Inc., Term Loan B	2.020%	6/24/12	803,757	797,394
United Components Inc., Term Loan B	6.250%	3/23/17	687,861	695,083
Total Automotive				4,393,697
Broadcast Radio and Television — 1.6%
National Cinemedia Inc., Term Loan B	2.060%	2/13/15	985,659	970,698
Univision Communications, Extended Term Loan	4.511%	3/31/17	684,818	652,289
Weather Channel, Replacement Term Loan	5.000%	9/14/15	1,412,683	1,423,571
Total Broadcast Radio and Television				3,046,558
Building and Development — 3.1%
Beacon Sales Acquisition Inc., Term Loan B	2.261% - 4.000%	9/30/13	1,124,506	1,071,092
Building Materials Holding Corp., First Lien Term Loan	3.063%	2/24/14	1,076,943	1,078,065
Custom Building Products Inc., Term Loan B	5.750%	3/19/15	501,520	505,281
Panolam Industries International Inc., Extended First Lien Term Loan	8.250%	12/31/13	984,881	907,733
Pike Electric Inc., Term Loan B	2.063%	7/2/12	639,093	615,127
Pike Electric Inc., Term Loan C	2.063%	12/10/12	755,845	727,500
South Edge LLC, Term Loan C	0.000%	10/31/09	2,500,000	893,750	(b)
Total Building and Development				5,798,548
Business Equipment and Services — 10.2%
Affinion Group Inc., Term Loan B	5.000%	10/10/16	1,940,815	1,935,053
Asurion Corp., First Lien Term Loan	3.262% - 3.286%	7/3/14	471,529	448,616
Asurion Corp., Second Lien Term Loan	6.762%	7/3/15	1,422,414	1,346,848
Asurion Corp., Tranche B2 Incremental Term Loan	6.750%	3/31/15	725,000	727,913
Belfor U.S.A., Term Loan B	5.750% - 6.000%	12/4/13	2,249,426	2,249,426
Booz Allen Hamilton Inc., Tranche C Term Loan	6.000%	7/31/15	958,320	962,752
Bright Horizons Family Solutions, Term Loan B	7.500%	5/28/15	1,495,434	1,504,647
Deluxe Entertainment Service Group Inc., Letter of Credit	6.250%	5/11/13	74,486	71,716
Deluxe Entertainment Service Group Inc., Second Lien Term Loan	11.000%	11/11/13	100,000	96,250
Deluxe Entertainment Service Group Inc., Tranche B Term Loan	6.250%	5/11/13	1,191,768	1,147,450
Fidelity National Information Solutions Inc., Term Loan B	5.250%	7/18/16	1,308,277	1,326,397
First Data Corp., Term Loan B1	3.011%	9/24/14	955,687	883,189
InfoGroup Inc., New Term Loan B	6.250%	7/1/16	852,590	861,471
Interactive Data Corp., Term Loan B Intralinks Inc.,	6.750%	1/27/17	1,087,498	1,104,486
Term Loan	5.750%	6/15/14	1,282,765	1,269,938
N.E.W Holdings I LLC, Secured Term Loan	6.000%	3/23/16	1,532,143	1,525,919
U.S. Investigations Services LLC, Term Loan Verifone Inc.,	3.304%	2/21/15	1,080,998	1,037,758
Term Loan	3.020%	10/31/13	355,541	356,429
Total Business Equipment and Services				18,856,258

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Cable and Satellite Television — 3.9%
Bragg Communications Inc., Term Loan B Tranche Two	2.794%	8/31/14	$ 1,947,132	$ 1,910,623
Insight Midwest Holdings LLC, Term Loan B	2.010% - 2.040%	4/7/14	1,562,881	1,524,785
Mediacom Illinois LLC, Tranche D Term Loan	5.500%	3/31/17	1,989,924	1,978,719
Telesat Canada, U.S. Term I Loan	3.270%	10/31/14	1,820,308	1,815,758
Total Cable and Satellite Television				7,229,885
Chemicals/Plastics — 6.3%
General Chemical Corp., Tranche B Term Loan	6.750% - 7.250%	10/6/15	683,900	690,739
Hexion Specialty Chemicals Inc., Extended Term Loan C4	4.063%	5/5/15	799,839	793,841
Hexion Specialty Chemicals Inc., Term Loan C5	2.563%	5/6/13	774,408	760,856
Huish Detergents Inc., Second Lien Term Loan	4.520%	10/26/14	1,675,000	1,582,875
Kik Custom Products Inc., Canadian Term Loan	2.560%	6/2/14	92,575	79,615
Kik Custom Products Inc., First Lien Term Loan	2.560%	6/2/14	540,021	464,418
Kik Custom Products Inc., Second Lien Term Loan	5.303%	11/30/14	1,583,334	1,089,861
Nalco Company, Term Loan B1	4.500%	10/5/17	1,620,938	1,637,552
Omnova Solutions Inc., Term Loan B	5.750%	5/31/17	149,700	151,197
Polypore Inc., Incremental Term Loan	2.270%	7/3/14	1,074,268	1,062,182
Rockwood Specialties Group Inc., Tranche H	6.000%	5/15/14	936,851	944,072
Styron S.A.R.L LLC, Term Loan B	7.500%	6/17/16	1,029,754	1,046,810
Unifrax Corp., Term Loan B	2.563%	5/2/13	1,411,924	1,351,917
Total Chemicals/Plastics				11,655,935
Conglomerates — 0.7%
TriMas Corp., Tranche B Extended Term Loan	6.000%	12/15/15	1,166,953	1,175,705
TriMas Corp., Tranche B1 LC Extended Term Loan	6.000%	8/2/11	93,750	94,453
Total Conglomerates				1,270,158
Containers and Glass Products — 2.4%
Graphic Packaging International Inc., First Lien Term Loan	2.288% - 2.303%	5/16/14	1,893,795	1,870,952
Reynolds Group Holdings Inc., Incremental Term Loan	6.250%	5/5/16	615,487	621,257
Reynolds Group Holdings Inc., Term Loan A	6.250%	8/6/15	555,000	557,151
Reynolds Group Holdings Inc., Term Loan D	6.500%	5/5/16	1,295,000	1,309,385
Total Containers and Glass Products				4,358,745
Cosmetics/Personal Care — 0.5%
Vi-Jon, Term Loan B	2.261%	4/24/14	939,627	906,740
Drugs — 1.9%
Catalent Pharma Solutions, Dollar Term Loan	2.511%	4/10/14	1,089,755	1,037,992
Royalty Pharma Finance Trust, Term Loan	2.553%	4/16/13	1,543,206	1,539,820
Warner Chilcott PLC, Additional Term Loan	6.250%	4/30/15	137,493	138,601
Warner Chilcott PLC, Term Loan A	6.000%	10/30/14	357,125	358,353
Warner Chilcott PLC, Term Loan B1	6.250%	4/30/15	176,731	178,102
Warner Chilcott PLC, Term Loan B2	6.250%	4/30/15	294,289	296,573
Total Drugs				3,549,441
Electronics/Electric — 6.0%
Applied Systems Inc., First Lien Term Loan	5.500%	12/6/16	336,251	337,512
Applied Systems Inc., Second Lien Term Loan	9.250%	6/7/17	400,000	401,833
Bentley Systems Inc., Term Loan B	5.750%	12/21/16	605,107	609,645
CCC Information Services Inc., New Term Loan B	5.500%	11/11/15	525,834	530,264
Dealer Computer Services, Term Loan B	5.250%	4/21/17	1,633,604	1,647,132
MSCI Inc., New Term Loan Sabre Inc.,	4.750%	6/1/16	988,291	996,630
Term Loan B	2.261% - 2.288%	9/30/14	1,587,603	1,482,986

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electronics/Electric — continued
Travelport, Delayed Draw Term Loan	2.790% - 2.963%	8/23/13	$ 1,680,156	$ 1,595,728
Vertafore Inc., First Lien Term Loan	6.750%	7/29/16	1,840,750	1,852,255
Vertafore Inc., Second Lien Term Loan	9.750%	10/27/17	800,000	808,500
Vision Solutions Inc., Term Loan B	7.750%	7/23/16	770,000	767,113
Total Electronics/Electric				11,029,598
Equipment Leasing — 0.4%
Rent-A-Center Inc., Extended Term Loan B	3.310%	3/31/15	806,415	808,431
Rent-A-Center Inc., Term Loan B	2.060%	6/30/12	3,364	3,364
Total Equipment Leasing				811,795
Farming/Agriculture — 0.1%
CF Industries Inc., New Term Loan B	4.250%	4/6/15	98,359	98,994
Finance — 0.6%
Fifth Third Processing Solutions LLC, Second Lien Term Loan	8.250%	11/1/17	257,221	262,365
Fifth Third Processing Solutions LLC, Term Loan B	5.500%	11/3/16	845,154	853,183
Total Finance				1,115,548
Food Products — 4.0%
American Seafood Group LLC, Term Loan B	5.500%	5/7/15	914,829	918,260
Michael Foods Inc., Term Loan B	6.250% - 6.750%	6/29/16	1,925,345	1,955,829
NPC International, Term Loan B	2.020% - 2.040%	5/3/13	1,443,719	1,416,649
Pierre Foods Inc., First Lien Term Loan	7.000%	9/30/16	1,050,000	1,046,937
Pinnacle Foods Group Inc., Term Loan D	6.000%	4/2/14	710,707	719,887
Pinnacle Foods Holdings Corp., Tranche B Term Loan	2.761%	4/2/14	1,333,001	1,309,985
Total Food Products				7,367,547
Food Service — 2.4%
Advantage Sales & Marketing Inc., Second Lien Term Loan	9.250%	5/17/18	400,000	403,400
Advantage Sales & Marketing Inc., Term Loan B	5.250%	12/18/17	1,066,858	1,071,259
Burger King Corp., New Term Loan B	6.250%	10/19/16	1,406,593	1,428,823
Darling International Inc., Term Loan	5.000%	12/16/16	259,133	261,724
DineEquity Inc., Term Loan B	6.000%	10/19/17	637,487	648,540
Dunkin’ Brands Inc., Term Loan B	5.750%	11/23/17	593,171	601,026
Total Food Service				4,414,772
Food/Drug Retailers — 1.5%
General Nutrition Centers, Term Loan B	2.520% - 2.560%	9/16/13	1,408,010	1,400,090
Great Atlantic & Pacific Tea Co., DIP Term Loan	8.750%	6/15/12	418,052	423,278
Smart & Final, Delayed Draw Term Loan	3.253% - 3.284%	5/31/14	379,255	369,774
Smart & Final, Term Loan B	3.256% - 3.284%	5/31/14	533,410	520,075
Total Food/Drug Retailers				2,713,217
Forest Products — 1.4%
Cenveo Corp., Term Loan B	6.250%	12/14/16	1,064,654	1,074,635
Clarke American Corp., Term Loan B	2.761% - 2.803%	6/30/14	1,591,753	1,442,526
Total Forest Products				2,517,161
Healthcare — 12.0%
AMN Healthcare, Term Loan B	7.250%	6/23/15	1,465,583	1,456,423
Ardent Medical Services Inc., First Lien Term Loan	6.500%	9/15/15	1,158,646	1,159,128
Biomet Inc., Term Loan B	3.261% - 3.303%	3/25/15	1,850,820	1,848,175

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Healthcare — continued
Carestream Health Inc., Second Lien Term Loan	5.511%	10/30/13	$ 2,300,000	$ 2,261,666
CHG Companies Inc., Second Lien Term Loan	11.250%	4/5/17	425,000	420,750
CHG Companies Inc., Term Loan B	7.250%	10/5/16	1,313,375	1,327,329
Convatec Inc., Term Loan	5.750%	12/22/16	473,427	479,783
DaVita Inc., New Term Loan B	4.500%	10/20/16	1,058,938	1,070,379
DJO Finance LLC, New Term Loan B	3.261%	5/20/14	1,370,847	1,351,998
Fresenius US Finance I Inc., Term Loan C1	4.500%	9/10/14	1,231,265	1,242,616
Fresenius US Finance I Inc., Term Loan C2	4.500%	9/10/14	739,411	746,227
Grifols Inc., Term Loan B	—	11/23/16	1,371,228	1,388,940	(c)
HCA Inc., Term Loan B	2.553%	11/18/13	2,000,000	1,983,000
MedAssets Inc., New Term Loan	5.250%	11/16/16	527,989	531,399
Multiplan Inc., Term Loan B	6.500%	8/26/17	1,453,846	1,470,884
Universal Health Services Inc., Term Loan B	5.500%	11/15/16	1,850,000	1,877,241
Vanguard Health Holding Co. II LLC, Term Loan B	5.000%	1/29/16	1,592,010	1,602,291
Total Healthcare				22,218,229
Home Furnishings — 0.2%
Sleep Innovations Inc., Second Lien Term Loan	11.500%	3/5/15	463,173	464,331	(d)
Hotels/Motels/Inns and Casinos — 1.8%
Ameristar Casinos Inc., Initial Term Loan	3.539%	11/10/12	1,789,649	1,792,781
Seminole Tribe of Florida, Term Loan B1	1.813%	3/5/14	82,329	80,785
Seminole Tribe of Florida, Term Loan B2	1.813%	3/5/14	296,904	291,337
Seminole Tribe of Florida, Term Loan B3	1.813%	3/5/14	187,377	183,864
VML U.S. Finance LLC, Delayed Draw Term Loan B	4.800%	5/25/12	345,728	347,240
VML U.S. Finance LLC, Term Loan B	4.800%	5/27/13	598,545	600,104
Total Hotels/Motels/Inns and Casinos				3,296,111
Industrial Equipment — 2.6%
Bucyrus International Inc., Term Loan	4.250%	2/19/16	1,599,133	1,607,720
Goodman Global Holdings Inc., First Lien Term Loan	5.750%	10/28/16	865,242	871,114
Goodman Global Holdings Inc., Second Lien Term Loan	9.000%	10/30/17	398,264	411,256
Manitowoc Co. Inc., Term Loan B	8.000%	11/6/14	394,191	398,462
Veyance Technologies Inc., Delayed Draw Term Loan	2.770%	7/31/14	212,719	187,724
Veyance Technologies Inc., Initial Term Loan	2.770%	7/31/14	1,485,198	1,310,687
Total Industrial Equipment				4,786,963
Insurance — 1.4%
AGFS Funding Co., Term Loan B	7.250%	4/21/15	2,345,156	2,381,067
Alliant Holdings I Inc., Term Loan D	—	8/21/14	137,198	138,227	(c)
Total Insurance				2,519,294
Leisure — 5.8%
AE Europe Holdings LLC, First Lien Term Loan	3.010%	12/1/12	390,123	387,197
AE Europe Holdings LLC, Second Lien Term Loan	6.760%	6/1/13	1,000,000	995,000
Carmike Cinemas Inc., Term Loan B	5.500%	1/27/16	1,461,761	1,469,853
Cedar Fair L.P., Term Loan B	5.500%	12/15/16	725,669	734,351
Lodgenet Entertainment Corp., Term Loan	2.310%	4/4/14	1,245,313	1,157,104
Regal Cinemas Inc., Term Loan	3.803%	11/21/16	2,098,236	2,108,727
Six Flags Theme Parks Inc., Term Loan B	5.500%	6/30/16	1,897,669	1,917,832
Zuffa, Incremental Term Loan	7.500%	6/19/15	371,903	383,060
Zuffa, Term Loan B	2.313%	6/19/15	1,507,157	1,484,550
Total Leisure				10,637,674
Nonferrous Metals/Materials — 0.5%
Compass Minerals Group Inc., Extended Term Loan C	3.020% - 3.060%	1/15/16	836,677	838,768

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nonferrous Metals/Materials — continued
Compass Minerals Group Inc., Term Loan	1.770% - 1.810%	12/22/12	$ 178,809	$ 179,033
Total Nonferrous Metals/Materials				1,017,801
Oil & Gas — 3.8%
Alon USA Energy Inc., Edgington Term Loan	2.544%	8/4/13	310,406	239,012
Alon USA Energy Inc., Paramount Term Loan	2.250% - 2.506%	8/4/13	2,483,259	1,912,109
CGGVeritas Services Inc., Term Loan B2	5.500%	1/12/16	782,477	785,900
Dresser Inc., Term Loan	2.534%	5/4/14	1,208,376	1,207,054
Hercules Offshore Inc., Term Loan B	6.000%	7/11/13	911,724	854,905
Semcrude L.P., Second Lien Term Loan	9.000%	11/30/16	201,873	205,196
Western Refining Co. L.P., Term Loan B	10.750%	5/30/14	1,731,414	1,765,610
Total Oil & Gas				6,969,786
Publishing — 3.3%
Cengage Learning Acquisitions Inc., Term Loan	2.550%	7/3/14	466,295	439,775
Cengage Learning Acquisitions Inc., Tranche 1 Incremental	7.500%	7/3/14	797,954	808,926
Getty Images Inc., New Term Loan	5.250%	11/7/16	1,147,989	1,159,325
Lamar Media Corp., Term Loan B	4.250%	12/30/16	1,511,125	1,521,505
Quad/Graphics Inc., Term Loan B	5.500%	4/14/16	1,357,632	1,336,124
Valassis Communications Inc., Delayed Draw Term Loan	2.560%	3/2/14	198,351	198,475
Valassis Communications Inc., Term Loan B	2.560%	3/2/14	594,089	594,461
Total Publishing				6,058,591
Retailers — 4.6%
24 Hour Fitness Worldwide Inc., New Term Loan	6.750%	4/22/16	371,605	360,179
Bass Pro Group LLC, Term Loan	5.000% - 5.750%	4/9/15	1,239,918	1,246,885
CDW Corp., Term Loan	4.260%	10/10/14	938,659	928,294
Gymboree Corp., Term Loan	5.500%	11/23/17	847,341	852,769
Harbor Freight Tools USA Inc., First Lien Term Loan	6.500%	12/22/17	447,913	447,913
Michaels Stores Inc., Term Loan B	2.563%	10/31/13	1,437,980	1,403,015
Neiman Marcus Group Inc., Term Loan	4.303%	4/6/16	1,360,586	1,349,107
Petco Animal Supplies Inc., Term Loan B1	6.000%	11/24/17	1,274,747	1,285,001
Pilot Travel Centers LLC, Term Loan B	5.250%	6/30/16	719,562	731,435
Total Retailers				8,604,598
Steel — 0.4%
Tube City IMS Corp., Letter of Credit	0.189%	1/25/14	81,081	76,520
Tube City IMS Corp., Term Loan	2.511%	1/25/14	643,834	607,619
Total Steel				684,139
Telecommunications/Cellular Communications — 4.4%
Intelsat Jackson Holdings Ltd., New Term Loan	5.250%	4/6/18	2,500,000	2,527,670
Language Line LLC, New Term Loan B	6.250%	7/3/16	308,695	311,782
MetroPCS Wireless Inc., Term Loan B	2.563%	11/4/13	160,186	160,436
MetroPCS Wireless Inc., Term Loan B	3.813%	11/4/16	1,745,167	1,754,700
Ntelos Inc., Term Loan B	5.750%	8/7/15	2,983,635	2,999,284
Syniverse Technologies Inc., Term Loan B	5.250%	12/21/17	347,180	351,954
Total Telecommunications/Cellular Communications				8,105,826
Utilities — 2.0%
Astoria Generating Co. Acquisitions LLC, Term Loan B	2.060%	2/23/13	449,927	447,228
Calpine Corp., First Priority Term Loan	3.145%	3/29/14	509,538	509,811
Covanta Holding Corp., Letter of Credit	1.934%	2/10/14	164,948	163,024
Covanta Holding Corp., Term Loan B	1.813%	1/1/00	322,487	318,725
Firstlight Power Resources Inc., Letter of Credit	2.813%	11/1/13	16,365	15,956

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utilities — continued
Firstlight Power Resources Inc., Second Lien Term Loan	4.813%	5/1/14	$ 250,000	$ 232,500
Firstlight Power Resources Inc., Term Loan B	2.813%	11/1/13	799,875	779,878
TPF Generation Holdings LLC, Letter of Credit	2.303%	12/13/13	154,214	151,169
TPF Generation Holdings LLC, Revolver	2.303%	12/15/11	48,343	47,388
TPF Generation Holdings LLC, Second Lien Term Loan C	4.553%	12/15/14	830,000	764,119
TPF Generation Holdings LLC, Term Loan B	2.303%	12/15/13	352,256	345,299
Total Utilities				3,775,097
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $172,300,629)				172,301,080
UNCOLLATERALIZED SENIOR LOANS (a) — 0.7%
Clothing/Textiles — 0.7%
Levi Strauss & Co., Term Loan (Cost - $1,036,258)	2.511%	3/27/14	1,398,319	1,349,378
CORPORATE BONDS & NOTES — 4.6%
CONSUMER DISCRETIONARY — 0.7%
Hotels, Restaurants & Leisure — 0.1%
Scientific Games Corp.	8.125%	9/15/18	106,000	107,325	(e)
Specialty Retail — 0.6%
General Nutrition Centers	5.750%	3/15/14	1,175,000	1,169,125	(d)(f)
TOTAL CONSUMER DISCRETIONARY				1,276,450
ENERGY — 1.3%
Energy Equipment & Services — 0.5%
Geokinetics Holdings USA Inc.	9.750%	12/15/14	1,000,000	965,000
Oil, Gas & Consumable Fuels — 0.8%
Stallion Oilfield Holdings	10.500%	2/15/15	1,000,000	1,055,000	(e)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	7.875%	10/15/18	392,000	413,560	(e)
Total Oil, Gas & Consumable Fuels				1,468,560
TOTAL ENERGY				2,433,560
HEALTH CARE — 0.1%
DaVita Inc.	6.375%	11/1/18	220,000	219,450
INDUSTRIALS — 0.6%
Briggs & Stratton Corp.	6.875%	12/15/20	1,050,000	1,076,250
MATERIALS — 0.1%
Omnova Solutions Inc.	7.875%	11/1/18	188,000	190,350	(e)
TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 1.8%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	500,000	507,500	(e)
Qwest Corp., Senior Notes	3.552%	6/15/13	2,659,000	2,791,950	(f)
TOTAL TELECOMMUNICATION SERVICES				3,299,450
TOTAL CORPORATE BONDS & NOTES (Cost — $7,953,624)				8,495,510

			SHARES
COMMON STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Mark IV LLC - Class A Shares			4,912	238,232	(g)
Textiles, Apparel & Luxury Goods — 0.0%
Comfort Co. Inc.			3,664	0	(g)(h)
TOTAL CONSUMER DISCRETIONARY				238,232
ENERGY — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
SemGroup Corp., Class A Shares			24,938	677,566
TOTAL COMMON STOCKS (Cost — $687,306)				915,798
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $181,977,817)				183,061,766

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

December 31, 2010

LMP CORPORATE LOAN FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Banks (FHLB), Discount Notes (Cost - $1,712,000)	0.001%	1/3/11	$ 1,712,000	$ 1,712,000	(i)
TOTAL INVESTMENTS — 100.0% (Cost — $183,689,817#)				184,773,766

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	The coupon payment on these loans is currently in default as of December 31, 2010.
(c)	All or a portion of this loan is unfunded as of December 31, 2010. The interest rate for fully unfunded loans is to be determined.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(h)	Illiquid security (unaudited).
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

Second Lien	- Subordinate Lien to First Lien
Term	- Term loan typically with a First Lien on specified assets

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), with the assistance of Citigroup Alternative Investments LLC (“CAI”), the Fund’s subadviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the senior loans held by the Fund have or could have occurred. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Collateralized senior loans	—	$172,301,080	—	$172,301,080
Uncollateralized senior loans	—	1,349,378	—	1,349,378
Corporate bonds & notes	—	8,495,510	—	8,495,510
Common stocks:
Consumer discretionary	—	—	$238,232	238,232
Energy	$677,566	—	—	677,566
Total long-term investments	$677,566	$182,145,968	$238,232	$183,061,766
Short-term investments†	—	1,712,000	—	1,712,000
Total investments	$677,566	$183,857,968	$238,232	$184,773,766

† See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY
Balance as of September 30, 2010	$189,726
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	48,506
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2010	$238,232
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2010[1]	$48,506

1 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Senior loans. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent of the Lenders. On behalf of the Lenders, the agent will be primarily responsible for negotiating the loan agreement that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders. Also, an agent typically administers the terms of the loan agreement and is responsible for the monitoring of collateral and collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all investors which are parties to the loan agreement. The Fund may act as one of the group of Lenders in a Senior Loan, and purchase assignments and participations in Senior Loans from third parties. Senior Loans are subject to credit risks, including the risk of nonpayment of scheduled interest or loan payments.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,548,353
Gross unrealized depreciation	(3,464,404)
Net unrealized appreciation	$1,083,949

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                 CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                 EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  February 24, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   February 24, 2011